TRADE AND OTHER RECEIVABLES - By debtor (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
TRADE AND OTHER RECEIVABLES
Trade receivables	Rp 11,223	Rp 12,193
Third parties
TRADE AND OTHER RECEIVABLES
Trade receivables	8,593	9,188
Related parties
TRADE AND OTHER RECEIVABLES
Trade receivables	2,630	3,005
Gross or Cost
TRADE AND OTHER RECEIVABLES
Trade receivables	18,178	18,257
Gross or Cost | Third parties
TRADE AND OTHER RECEIVABLES
Trade receivables	14,361	14,057
Gross or Cost | Third parties | Individual and business subscribers
TRADE AND OTHER RECEIVABLES
Trade receivables	13,070	12,881
Gross or Cost | Third parties | Overseas international carriers
TRADE AND OTHER RECEIVABLES
Trade receivables	1,291	1,176
Gross or Cost | Related parties
TRADE AND OTHER RECEIVABLES
Trade receivables	3,817	4,200
Gross or Cost | State-owned enterprises
TRADE AND OTHER RECEIVABLES
Trade receivables	1,702	1,935
Gross or Cost | PT Indosat Tbk. ("Indosat")
TRADE AND OTHER RECEIVABLES
Trade receivables	387	738
Gross or Cost | Government agencies
TRADE AND OTHER RECEIVABLES
Trade receivables	688	732
Gross or Cost | PT Indonusa Telemedia ("Indonusa")
TRADE AND OTHER RECEIVABLES
Trade receivables	906	386
Gross or Cost | Others (each below Rp100 billion)
TRADE AND OTHER RECEIVABLES
Trade receivables	134	409
Allowance for expected credit losses
TRADE AND OTHER RECEIVABLES
Trade receivables	(6,955)	(6,064)	Rp (5,561)
Allowance for expected credit losses | Third parties
TRADE AND OTHER RECEIVABLES
Trade receivables	(5,768)	(4,869)
Allowance for expected credit losses | Related parties
TRADE AND OTHER RECEIVABLES
Trade receivables	Rp (1,187)	Rp (1,195)